Employee benefits - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2005
Statement [line items]
Labour And Social Welfare		$ 2,088	$ 1,695	$ 707
Wages and salaries		142,564	126,976	88,149
Percentage Of Wages Contribution To Employee					6.00%
Post-employment benefit expense, defined contribution plans	$ 8	47	0	0
Deposits from banks		4,307
Defined contribution plans
Statement [line items]
Other Foreign Subsidiaries Pension Expenses		564	617	497
Wages and salaries		$ 3,828	$ 3,683	$ 3,330